Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Common Stock	Additional Paid-in Capital	Treasury Stock And Deferred Compensation	Shares Acquired By ESOP	Retained Earnings	Other Comprehensive Income Income (Loss)	Total
Beginning Balance at Dec. 31, 2019	$ 5,959	$ 22,871	$ (2,121)	$ (228)	$ 27,905	$ 5,536	$ 59,922
Net income					7,953		7,953
Other comprehensive income						3,747	3,747
Cash dividends - per share					(3,361)		(3,361)
Shares sold for deferred compensation plan		17	(17)
Shares purchased for treasury stock			(526)				(526)
Expense related to share-based compensation plans		324					324
Restricted stock activity	87	(87)
Amortization of ESOP		41		$ 228			269
Ending Balance at Dec. 31, 2020	6,046	23,166	(2,664)		32,497	9,283	68,328
Net income					9,451		9,451
Other comprehensive income						(2,319)	(2,319)
Cash dividends - per share					(4,101)	0	(4,101)
Shares sold for deferred compensation plan		63	(63)
Shares purchased for treasury stock			(72)				(72)
Expense related to share-based compensation plans		414					414
Restricted stock activity	8	(8)
Ending Balance at Dec. 31, 2021	$ 6,054	$ 23,635	$ (2,799)		$ 37,847	$ 6,964	$ 71,701